Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Foreign exchange gain (loss)	$ (7)	$ 28
Settlement costs related to pension annuity purchase agreement	6	(5)
Gain on electricity swaps	17	0
Gain (loss) on interest rate swap contracts	(6)	13
Other	(5)	1
Other Nonoperating Income (Expense), Total	$ 5	$ 37